Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of general and administrative costs with related parties
	Years ended December 31,			Net balance receivable (payable) as at December 31,
	2020	2019	2018	2020	2019

Key management compensation:
Executive salaries and remuneration (1)	$562	$455	$490	$118	$-
Severance	-	90	184	-	-
Directors fees	33	20	27	-	(2)
Share-based payments	148	101	118	-	-
	$743	$666	$819	$118	$(2)

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (2)	$5	$4	$2	$1	$1

(1)	Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2)	The companies include Endeavour Silver Corp. (“Endeavour”) and Aztec Minerals Corp. (“AzMin”), both companies sharing one common director, and AzMet.

The above transactions are incurred in the normal course of business. Note 7 for marketable securities held in Endeavour, AzMin and AzMet.